Other Long-Term Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets	OTHER LONG-TERM ASSETS

December 31 (millions of dollars)	2019	2018
Right-of-Use assets (Notes 3, 22)	71	—
Other	9	5
	80	5